Other Balance Sheet Accounts - Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current provisions:
Employee benefits	$ 8,983	$ 7,215
Non-current provisions:
Employee benefits	3,323	2,094
Dilapidation provision	2,759	2,269
Total non-current provisions	$ 6,082	$ 4,363	[1]

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.